Set out below are the carrying amount of notes payable and the movements during the years ended December 31, 2021 and 2020 (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Notes payable beginning	R$ 76,181
Business combination		80,526
Payments	(11,068)	(5,974)
Monetary indexation	7,613	1,629
Notes payable ending	72,726	76,181
Current liabilities	14,478	10,503
Non-current liabilities	R$ 58,248	R$ 65,678